Property, equipment, intangible assets and leases (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property and equipment
(a) Property and equipment

	Data processing system	Furniture and equipment	Security systems	Facilities	Fixed assets in progress (ii)	Total

Balance as of January 1, 2018	13,743	13,261	4,907	15,162	—	47,073
Additions	22,319	10,448	376	9,930	40,076	83,149
Write-offs	(40)	(924)	(30)	(5,078)	(553)	(6,625)
Transfers	31	2,109	192	37,191	(39,523)	—
Depreciation in the year	(7,282)	(3,253)	(2,892)	(11,043)	—	(24,470)
Balance as of December 31, 2018	28,771	21,641	2,553	46,162	—	99,127
Cost	48,023	29,613	6,388	47,843	—	131,867
Accumulated depreciation	(19,252)	(7,972)	(3,835)	(1,681)	—	(32,740)

Balance as of January 1, 2019	28,771	21,641	2,553	46,162	—	99,127
Additions	15,039	9,942	664	22,315	24,539	72,499
Write-offs	(304)	(2,047)	—	(6,112)	—	(8,463)
Transfers	—	2,409	—	22,130	(24,539)	—
Depreciation in the year	(9,059)	(4,189)	(1,673)	(5,778)	—	(20,699)
Balance as of December 31, 2019	34,447	27,756	1,544	78,717	—	142,464
Cost	62,235	38,086	7,716	84,726	—	192,763
Accumulated depreciation	(27,788)	(10,330)	(6,172)	(6,009)	—	(50,299)

Balance as of January 1, 2020	34,447	27,756	1,544	78,717	—	142,464
Additions	15,457	5,539	1,239	2,650	120,279	145,164
Write-offs (i)	(2,432)	(6,191)	(535)	(41,376)	(963)	(51,497)
Transfers	(2,411)	516	(820)	14,279	(17,706)	(6,142)
Depreciation in the year	(11,179)	(5,004)	(425)	(9,349)	—	(25,957)
Balance as of December 31, 2020	33,882	22,616	1,003	44,921	101,610	204,032
Cost	53,871	32,592	2,158	54,890	101,610	245,121
Accumulated depreciation	(19,989)	(9,976)	(1,155)	(9,969)	—	(41,089)

(i)	As previously mentioned on Note 1.3, as a result of the COVID-19 pandemic, the Group decided to implement a permanent remote work model, which has resulted in the write-off of the corresponding properties and equipments of these offices.
(ii)	In 2020 are mainly related to the costs incurred so far in the development and construction of the new XP Inc’s headquarter - “Bioma XP”, located out of the city of São Paulo.

Summary of intangible assets
(b) Intangible assets

	Software	Goodwill	Costumer list	Trademarks	Other intangible Assets	Total

Balance as of January 1, 2018	25,700	372,701	49,970	20,238	14,598	483,207
Additions	27,828	9,799	—	1,009	24,680	63,316
Write-offs	(15)	—	—	—	(13,275)	(13,290)
Amortization in the year	(14,742)	—	(8,426)	(2,024)	(3,126)	(28,318)
Balance as of December 31, 2018	38,771	382,500	41,544	19,223	22,877	504,915
Cost	56,127	382,500	72,072	22,239	31,308	564,246
Accumulated amortization	(17,356)	—	(30,528)	(3,016)	(8,431)	(59,331)

Balance as of January 1, 2019	38,771	382,500	41,544	19,223	22,877	504,915
Additions	51,348	—	27,000	—	10,601	88,949
Write-offs	(2,283)	—	—	(33)	(466)	(2,782)
Amortization in the year	(21,526)	—	(7,945)	(2,702)	(5,457)	(37,630)
Balance as of December 31, 2019	66,310	382,500	60,599	16,488	27,555	553,452
Cost	104,270	382,500	105,977	22,239	39,823	654,809
Accumulated amortization	(37,960)	—	(45,378)	(5,751)	(12,268)	(101,357)

Balance as of January 1, 2020	66,310	382,500	60,599	16,488	27,555	553,452
Additions	117,129	—	1,188	—	28,051	146,368
Business combination (Note 5(ii))	8,143	91,866	2,181	3,314	—	105,504
Write-offs	(22,064)	—	—	—	—	(22,064)
Transfers	2,857	—	—	—	3,285	6,142
Amortization in the year	(57,222)	—	(5,683)	(9,054)	(3,881)	(75,840)
Balance as of December 31, 2020	115,153	474,366	58,285	10,748	55,010	713,562
Cost	219,029	474,366	76,050	52,616	55,010	877,071
Accumulated amortization	(103,876)	—	(17,765)	(41,868)	—	(163,508)

Summary of right-of-use assets and lease liabilities
d)    Leases
Set out below, are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities

As of January 1, 2019	133,870	148,494
Additions (i)	123,529	124,283
Depreciation expense	(32,831)	—
Interest expense	—	17,613
Effects of exchange rate	2,910	2,995
Payment of lease liabilities	—	(37,979)
As of December 31, 2019	227,478	255,406
Current	—	52,771
Non-current	227,478	202,635
As of January 1, 2020	227,478	255,406
Additions (i)	62,003	55,820
Depreciation expense	(41,465)	—
Write-offs	(78,321)	(78,321)
Interest expense	—	19,456
Revaluation	(9,115)	(10,050)
Impairment	422	—
Effects of exchange rate	22,132	23,610
Payment of lease liabilities	—	(57,473)
As of December 31, 2020	183,134	208,448
Current	—	34,019
Non-current	183,134	174,429

(i)	Additions to right-of-use assets in the period include prepayments to lessors and accrued liabilities.